Investments in equity investees (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Investments in equity investees
Total investments accounted for under the equity method		¥ 310,697	¥ 179,761
Total investments accounted for equity investments without readily determinable fair values		1,896,713	430,399
Total investments in equity investees	$ 321,054	2,207,410	610,160
ZTO Supply Chain Management Co., Ltd. ("ZTO LTL")
Investments in equity investees
Total investments accounted for under the equity method		194,235	76,014
Feng Wang Investment Co., Ltd. ("Feng Wang")
Investments in equity investees
Total investments accounted for under the equity method		52,238	51,419
Shanghai CRRC Green City Logistics Co., Ltd. ("CRRC")
Investments in equity investees
Total investments accounted for under the equity method		27,999	30,000
Others
Investments in equity investees
Total investments accounted for under the equity method		36,225	22,328
Cai Niao Smart Logistics Network Limited ("Cai Niao")
Investments in equity investees
Total investments accounted for equity investments without readily determinable fair values		224,097	212,063
Shenzhen Feng Chao Technology Ltd. ("Feng Chao")
Investments in equity investees
Total investments accounted for equity investments without readily determinable fair values			149,230
Wheat Commune Group Inc. ("Wheat Commune)
Investments in equity investees
Total investments accounted for equity investments without readily determinable fair values		47,552	48,228
Zhejiang Yizhan Network Technology Co., Ltd. ("Cainiao Post")
Investments in equity investees
Total investments accounted for equity investments without readily determinable fair values		1,075,000
Zhijiang New Industries Limited ("ZJ New Industries")
Investments in equity investees
Total investments accounted for equity investments without readily determinable fair values		500,000
Globaltime Inc.
Investments in equity investees
Total investments accounted for equity investments without readily determinable fair values		22,345
Others
Investments in equity investees
Total investments accounted for equity investments without readily determinable fair values		¥ 27,719	¥ 20,878